Other Operating Income	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Other Operating Income
35.	OTHER OPERATING INCOME

Description	12/31/2020	12/31/2019	12/31/2018
Services	2,873,053	2,740,048	3,371,630
Adjustments and interest from other receivables	722,473	855,246	552,913
Derecognition or substantial modification of financial liabilities	228,983	556,936	1,473,234
Adjustments from other receivables with CER clauses	176,133	216,298
Sale of property, plant and equipment	7,767		79,472
Sale of non-current assets held for sale (1)		4,490,457
Initial recognition of loans		163,172	165,547
Sale of investment property and other non-financial assets			102,627
Other	1,361,353	1,428,841	1,632,921

	5,369,762	10,450,998	7,378,344

(1)	Mainly related to the sale of Prisma Medios de Pago SA, which was classified as non-current assets held for sale when it was sold. See also note 21.